MONEY MARKET OBLIGATIONS TRUST


                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 1, 2000




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    MONEY MARKET OBLIGATIONS TRUST (Trust)
                  Alabama Municipal Cash Trust
                  Arizona Municipal Cash Trust
                  California Municipal Cash Trust
                  Connecticut Municipal Cash Trust
                  Florida Municipal Cash Trust
                  Georgia Municipal Cash Trust
                  Maryland Municipal Cash Trust
                  Massachusetts Municipal Cash Trust
                  Michigan Municipal Cash Trust
                  Minnesota Municipal Cash Trust
                  New Jersey Municipal Cash Trust
                  New York Municipal Cash Trust
                  North Carolina Municipal Cash Trust
                  Ohio Municipal Cash Trust
                  Pennsylvania Municipal Cash Trust
                  Tennessee Municipal Cash Trust
                  Virginia Municipal Cash Trust
                  Money Market Management, Inc.
                  Money Market Trust
                  Federated Tax-Free Trust
                  Federated Master Trust
                  Trust for Government Cash Reserves
                  Trust for Short-Term U.S. Government Securities (collectively, the"Portfolios")
              1933 Act File No. 33-31602
              1940 Act File No. 811-5950

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information of the Portfolios listed above dated January 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 38 on January 28, 2000.

         If you have any questions regarding this certification, please contact Cathy C. Ryan at (412) 288-8116.

                                                     Very truly yours,



                                                     /s/ Leslie K. Ross
                                                     Leslie K. Ross
                                                     Assistant Secretary